UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY                 2/6/09
       ------------------------   --------------------------  ---------------
             [Signature]                  [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              10
                                               -------------

Form 13F Information Table Value Total:           $30,698
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE







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                                                        FORM 13F INFORMATION TABLE

     COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------------     ----------     ---------- --------   --------------------   ---------- ---------- --------------------
                                TITLE                    VALUE      SHRS OR   SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER              OF CLASS          CUSIP   (x$1000)    PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
-------------------------     ----------     ---------- --------   --------------------   ---------- ---------- --------------------

AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105    6,508     210,000  SH   CALL     SOLE                210,000
BUNGE LIMITED                 COM             G16962105    5,695     110,000  SH   CALL     SOLE                110,000
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR   204412209    2,422     200,000  SH   CALL     SOLE                200,000
ISHARES INC                   MSCI HONG KONG  464286871      198      19,100  SH            SOLE                 19,100
ISHARES INC                   MSCI MEX INVEST 464286822      200       6,200  SH            SOLE                  6,200
ISHARES TR                    FTSE XNHUA IDX  464287184      210       7,200  SH            SOLE                  7,200
ISHARES TR                    MSCI EMERG MKT  464287234    4,370     175,000  SH            SOLE                175,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408    1,469      60,000  SH            SOLE                 60,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408    7,102     290,000  SH   CALL     SOLE                290,000
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605    2,524     200,000  SH   CALL     SOLE                200,000

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